Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Reclamation bonds	$ 199	$ 199
Lease receivable	81	91
Other assets	66	89
Total other assets	$ 346	$ 379